Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.8%)
	Linde plc	70,230	30,586
	Freeport-McMoRan Inc.	206,399	10,883
	Air Products and Chemicals Inc.	32,143	8,572
	Ecolab Inc.	36,029	8,366
	Newmont Corp. (XNYS)	167,337	7,018
	Nucor Corp.	35,643	6,018
	Dow Inc.	102,396	5,901
	Fastenal Co.	82,788	5,462
	LyondellBasell Industries NV Class A	37,103	3,689
	International Flavors & Fragrances Inc.	37,120	3,570
	Steel Dynamics Inc.	22,108	2,960
	Avery Dennison Corp.	11,635	2,648
	Reliance Inc.	8,274	2,489
	CF Industries Holdings Inc.	28,036	2,235
	International Paper Co.	49,510	2,232
	Celanese Corp.	14,402	2,190
	Albemarle Corp.	17,009	2,085
	Eastman Chemical Co.	17,179	1,741
	Southern Copper Corp.	12,364	1,467
	Mosaic Co.	46,939	1,452
*	Cleveland-Cliffs Inc.	72,650	1,255
	Royal Gold Inc.	9,608	1,232
	United States Steel Corp.	32,064	1,230
*	RBC Bearings Inc.	4,105	1,212
	Alcoa Corp.	25,495	1,129
	FMC Corp.	18,354	1,119
	Olin Corp.	17,193	924
	Hexcel Corp.	12,341	850
	Element Solutions Inc.	32,331	777
	Timken Co.	8,892	773
*	Valvoline Inc.	19,002	771
	Westlake Corp.	4,700	755
	Ashland Inc.	7,124	714
	Huntsman Corp.	23,503	583
	Chemours Co.	21,801	541
	NewMarket Corp.	883	472
	Scotts Miracle-Gro Co.	5,864	409
*	MP Materials Corp.	14,848	241
	SSR Mining Inc. (XTSE)	28,819	154
	SSR Mining Inc.	52	—
			126,705
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	1,305,258	230,300
*	Tesla Inc.	399,625	71,165
	Costco Wholesale Corp.	64,186	51,984
	Home Depot Inc.	144,826	48,498
	Walmart Inc.	620,765	40,822
*	Netflix Inc.	61,840	39,678
	Walt Disney Co.	264,911	27,527
	McDonald's Corp.	105,650	27,352
	Booking Holdings Inc.	5,049	19,067
	Lowe's Cos. Inc.	83,490	18,476
*	Uber Technologies Inc.	284,800	18,387
	TJX Cos. Inc.	164,962	17,008
	NIKE Inc. Class B	169,885	16,148
	Starbucks Corp.	161,220	12,933
*	Chipotle Mexican Grill Inc.	3,976	12,443
	Target Corp.	66,745	10,423
*	Airbnb Inc. Class A	60,064	8,705

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
*	O'Reilly Automotive Inc.	8,577	8,262
	Marriott International Inc. Class A	34,798	8,044
	General Motors Co.	167,091	7,517
	Hilton Worldwide Holdings Inc.	36,128	7,247
*	AutoZone Inc.	2,504	6,936
	Ford Motor Co.	569,129	6,904
	Ross Stores Inc.	47,939	6,700
*	Copart Inc.	124,415	6,601
	DR Horton Inc.	43,905	6,489
*	Spotify Technology SA	20,329	6,033
*	Trade Desk Inc. Class A	63,898	5,928
	Lennar Corp. Class A	36,527	5,857
	Yum! Brands Inc.	40,616	5,582
	Electronic Arts Inc.	39,203	5,209
*	Lululemon Athletica Inc.	16,122	5,030
*	Royal Caribbean Cruises Ltd.	33,925	5,010
	Delta Air Lines Inc.	91,723	4,680
	Tractor Supply Co.	15,664	4,469
	Dollar General Corp.	31,867	4,363
	Estee Lauder Cos. Inc. Class A	33,299	4,108
	eBay Inc.	75,180	4,076
*	Deckers Outdoor Corp.	3,710	4,058
*	Take-Two Interactive Software Inc.	23,845	3,824
	Garmin Ltd.	22,221	3,641
*	Coupang Inc.	159,137	3,619
	PulteGroup Inc.	30,571	3,587
*	Dollar Tree Inc.	29,758	3,510
*	Aptiv plc	39,402	3,281
*	NVR Inc.	424	3,257
	Genuine Parts Co.	20,242	2,918
*	Ulta Beauty Inc.	6,943	2,743
	Williams-Sonoma Inc.	9,236	2,708
	Omnicom Group Inc.	28,659	2,664
*	Warner Bros Discovery Inc.	320,371	2,640
	Darden Restaurants Inc.	17,227	2,591
	Domino's Pizza Inc.	5,086	2,587
*	United Airlines Holdings Inc.	47,384	2,511
	Las Vegas Sands Corp.	53,582	2,413
	Best Buy Co. Inc.	27,838	2,361
	Southwest Airlines Co.	86,447	2,320
*	Roblox Corp. Class A	67,818	2,280
*	Burlington Stores Inc.	9,367	2,249
*	Expedia Group Inc.	19,197	2,167
*	Liberty Media Corp.-Liberty Formula One Class C	29,185	2,164
*	Carnival Corp.	142,990	2,156
*	DraftKings Inc. Class A	60,894	2,139
*	Live Nation Entertainment Inc.	22,497	2,109
	Pool Corp.	5,512	2,004
	RB Global Inc. (XTSE)	26,524	1,928
	Dick's Sporting Goods Inc.	8,150	1,855
	Toll Brothers Inc.	14,900	1,812
*	Floor & Decor Holdings Inc. Class A	15,076	1,762
	Interpublic Group of Cos. Inc.	55,820	1,751
	Rollins Inc.	37,150	1,697
	Bath & Body Works Inc.	32,489	1,687
*	BJ's Wholesale Club Holdings Inc.	19,079	1,680
	LKQ Corp.	38,911	1,674
	Texas Roadhouse Inc.	9,578	1,654
*	CarMax Inc.	23,114	1,624
*	MGM Resorts International	39,908	1,603
	Wingstop Inc.	4,237	1,562
	News Corp. Class A	56,863	1,546
	Service Corp. International	20,692	1,483
	Tapestry Inc.	33,309	1,449
	Wynn Resorts Ltd.	15,221	1,444
*	Skechers USA Inc. Class A	19,536	1,395
	Churchill Downs Inc.	10,405	1,347
*	Crocs Inc.	8,541	1,329
	Tempur Sealy International Inc.	24,439	1,255
	Murphy USA Inc.	2,813	1,234

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	BorgWarner Inc. (XNYS)	34,152	1,218
	Fox Corp. Class A	34,747	1,196
	Aramark	37,158	1,195
	New York Times Co. Class A	23,334	1,195
	Hasbro Inc.	19,189	1,147
	Gentex Corp.	32,677	1,144
*	Five Below Inc.	7,943	1,097
*	American Airlines Group Inc.	95,100	1,094
*	Etsy Inc.	17,060	1,083
*	Rivian Automotive Inc. Class A	97,332	1,063
	Lear Corp.	8,436	1,057
	Ralph Lauren Corp.	5,619	1,050
	PVH Corp.	8,741	1,049
	Vail Resorts Inc.	5,523	1,042
*	Norwegian Cruise Line Holdings Ltd.	62,023	1,030
	H&R Block Inc.	20,476	1,016
*	SiteOne Landscape Supply Inc.	6,490	1,005
*	Caesars Entertainment Inc.	28,238	1,004
	Lithia Motors Inc.	3,952	1,000
	Paramount Global Class B	81,635	972
	TKO Group Holdings Inc.	8,835	964
	Hyatt Hotels Corp. Class A	6,232	919
*	GameStop Corp. Class A	39,293	909
*	Mattel Inc.	50,652	901
*	Bright Horizons Family Solutions Inc.	8,459	889
	U-Haul Holding Co.	14,511	882
	Wyndham Hotels & Resorts Inc.	11,807	835
	Gap Inc.	28,209	817
*	Planet Fitness Inc. Class A	12,506	796
*	Lyft Inc. Class A	49,972	780
	Macy's Inc.	39,875	777
*	Alaska Air Group Inc.	18,316	770
	Nexstar Media Group Inc.	4,584	760
*	Ollie's Bargain Outlet Holdings Inc.	9,092	749
	Thor Industries Inc.	7,496	744
	Whirlpool Corp.	7,852	730
*	Wayfair Inc. Class A	12,065	718
*	AutoNation Inc.	4,134	704
	VF Corp.	51,313	681
	Polaris Inc.	7,942	664
*	Cava Group Inc.	7,108	658
	Harley-Davidson Inc.	17,973	645
	Fox Corp. Class B	19,597	626
*	Grand Canyon Education Inc.	4,334	617
*	RH	2,263	615
	Advance Auto Parts Inc.	8,463	598
*	Liberty Media Corp.-Liberty SiriusXM Class C	25,067	568
*	Coty Inc. Class A	54,773	567
*	Capri Holdings Ltd.	16,393	566
	Boyd Gaming Corp.	10,478	559
*	YETI Holdings Inc.	12,431	506
*	Madison Square Garden Sports Corp.	2,674	494
	Choice Hotels International Inc.	4,339	491
	Marriott Vacations Worldwide Corp.	5,252	474
	Travel & Leisure Co.	10,049	442
	Wendy's Co.	25,179	439
	Penske Automotive Group Inc.	2,861	435
	Columbia Sportswear Co.	5,045	432
	Newell Brands Inc.	54,343	420
	News Corp. Class B	15,076	420
*	Penn Entertainment Inc.	21,544	377
	Nordstrom Inc.	16,506	365
	Carter's Inc.	5,218	357
	Kohl's Corp.	15,818	354
*	Liberty Media Corp.-Liberty SiriusXM Class A	15,150	344
	Phinia Inc.	6,852	307
*,1	Lucid Group Inc.	106,943	304
	Avis Budget Group Inc.	2,579	293
*	QuantumScape Corp.	49,264	291
*	TripAdvisor Inc.	15,473	284

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty Live Class C	6,999	266
*	Victoria's Secret & Co.	11,317	258
*	Under Armour Inc. Class A	33,984	244
	Leggett & Platt Inc.	18,885	219
*,1	Birkenstock Holding plc	3,241	185
*	Peloton Interactive Inc. Class A	48,961	178
*	Liberty Media Corp. -Liberty Formula One Class A	2,237	153
*	Under Armour Inc. Class C	21,710	151
*	AMC Entertainment Holdings Inc. Class A	33,107	143
[1]	Sirius XM Holdings Inc.	38,626	109
*	Liberty Media Corp.-Liberty Live Class A	2,697	99
*	Driven Brands Holdings Inc.	8,516	98
*	Mister Car Wash Inc.	12,022	85
*	Hertz Global Holdings Inc.	19,207	84
*	U-Haul Holding Co. (XNYS)	1,129	71
[1]	Paramount Global Class A	2,317	48
	Lennar Corp. Class B	319	47
*	Petco Health & Wellness Co. Inc.	11,746	45
	Playtika Holding Corp.	3,378	30
			959,240
Consumer Staples (4.6%)
	Procter & Gamble Co.	341,418	56,177
	Coca-Cola Co.	564,675	35,535
	PepsiCo Inc.	199,463	34,487
	Philip Morris International Inc.	224,494	22,759
	Mondelez International Inc. Class A	196,840	13,489
	Altria Group Inc.	259,075	11,982
	CVS Health Corp.	185,755	11,071
	Colgate-Palmolive Co.	118,727	11,037
	McKesson Corp.	19,268	10,975
	Kimberly-Clark Corp.	48,814	6,507
	Constellation Brands Inc. Class A	23,313	5,834
	Corteva Inc.	102,207	5,717
	General Mills Inc.	82,311	5,659
*	Monster Beverage Corp.	107,832	5,599
	Cencora Inc.	24,392	5,526
	Kenvue Inc.	277,952	5,364
	Sysco Corp.	72,261	5,262
	Kroger Co.	94,296	4,938
	Archer-Daniels-Midland Co.	76,882	4,801
	Keurig Dr Pepper Inc.	138,136	4,731
	Hershey Co.	21,686	4,290
	Kraft Heinz Co.	115,622	4,090
	Church & Dwight Co. Inc.	35,277	3,775
	McCormick & Co. Inc.	36,284	2,620
	Clorox Co.	18,044	2,374
	Tyson Foods Inc. Class A	40,016	2,291
	Kellanova	37,712	2,276
	Bunge Global SA	21,085	2,269
	Conagra Brands Inc.	68,961	2,061
	Lamb Weston Holdings Inc.	20,874	1,843
	Casey's General Stores Inc.	5,345	1,773
*	US Foods Holding Corp.	32,835	1,735
	Walgreens Boots Alliance Inc.	104,423	1,694
*	Celsius Holdings Inc.	21,009	1,680
	J M Smucker Co.	14,930	1,667
*	Performance Food Group Co.	21,945	1,527
	Molson Coors Beverage Co. Class B	25,523	1,399
	Hormel Foods Corp.	42,238	1,309
	Albertsons Cos. Inc. Class A	60,652	1,252
	Campbell Soup Co.	27,690	1,229
	Brown-Forman Corp. Class B	25,629	1,175
	Ingredion Inc.	9,356	1,100
*	Darling Ingredients Inc.	23,268	940
*	Freshpet Inc.	6,311	828
*	Post Holdings Inc.	7,487	798
	Flowers Foods Inc.	27,713	644
*	Boston Beer Co. Inc. Class A	1,392	437
	Spectrum Brands Holdings Inc.	4,491	403

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Brown-Forman Corp. Class A	7,667	351
*	Grocery Outlet Holding Corp.	13,919	306
	Reynolds Consumer Products Inc.	7,776	221
*	Pilgrim's Pride Corp.	5,687	204
	WK Kellogg Co.	9,428	179
	Seaboard Corp.	30	100
*	Olaplex Holdings Inc.	18,089	32
			318,322
Energy (4.0%)
	Exxon Mobil Corp.	657,962	77,153
	Chevron Corp.	249,338	40,468
	ConocoPhillips	173,560	20,216
	EOG Resources Inc.	84,970	10,583
	Schlumberger NV	205,838	9,446
	Marathon Petroleum Corp.	53,379	9,427
	Phillips 66	63,825	9,070
	Valero Energy Corp.	49,250	7,739
	Williams Cos. Inc.	175,898	7,302
	ONEOK Inc.	84,418	6,838
	Occidental Petroleum Corp.	99,591	6,224
	Hess Corp.	40,268	6,205
	Kinder Morgan Inc.	284,357	5,542
	Cheniere Energy Inc.	34,705	5,476
	Diamondback Energy Inc.	25,797	5,140
	Baker Hughes Co.	144,788	4,848
	Halliburton Co.	129,912	4,768
	Devon Energy Corp.	91,641	4,498
*	First Solar Inc.	15,440	4,196
	Targa Resources Corp.	31,864	3,767
	Coterra Energy Inc.	107,728	3,072
*	Enphase Energy Inc.	19,308	2,470
	Marathon Oil Corp.	84,286	2,441
	EQT Corp.	51,840	2,130
	Ovintiv Inc. (XNYS)	37,373	1,931
	TechnipFMC plc	62,954	1,649
	Texas Pacific Land Corp.	2,682	1,648
	Chesapeake Energy Corp.	17,864	1,624
	APA Corp.	53,162	1,623
*	Antero Resources Corp.	41,477	1,478
	Range Resources Corp.	34,301	1,266
	HF Sinclair Corp.	22,909	1,265
*	Southwestern Energy Co.	158,136	1,191
	NOV Inc.	57,522	1,083
	DTE Midstream LLC	13,957	936
	Antero Midstream Corp.	49,784	729
*,1	Plug Power Inc.	76,639	255
	New Fortress Energy Inc.	9,237	234
*	ChargePoint Holdings Inc.	41,717	70
			276,001
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	265,288	109,935
	JPMorgan Chase & Co.	418,294	84,759
	Bank of America Corp.	997,754	39,900
	Wells Fargo & Co.	521,656	31,258
	Goldman Sachs Group Inc.	45,653	20,842
	S&P Global Inc.	45,905	19,625
	Progressive Corp.	84,694	17,886
	Citigroup Inc.	276,612	17,236
	BlackRock Inc.	21,502	16,600
	Morgan Stanley	169,257	16,560
	Chubb Ltd.	58,815	15,928
	Charles Schwab Corp.	214,641	15,729
	Marsh & McLennan Cos. Inc.	71,710	14,886
	Blackstone Inc.	103,031	12,415
	Intercontinental Exchange Inc.	81,913	10,968
	CME Group Inc.	51,954	10,546
	KKR & Co. Inc.	95,929	9,865
	US Bancorp	225,868	9,159
	Moody's Corp.	22,940	9,107

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	PNC Financial Services Group Inc.	57,759	9,091
	Apollo Global Management Inc.	75,696	8,793
	Aon plc Class A (XNYS)	28,749	8,097
	American International Group Inc.	101,821	8,026
	Arthur J Gallagher & Co.	31,100	7,879
	Aflac Inc.	84,199	7,567
	Truist Financial Corp.	192,227	7,257
	Travelers Cos. Inc.	33,061	7,131
	Bank of New York Mellon Corp.	110,318	6,576
	MetLife Inc.	90,427	6,544
	Allstate Corp.	38,058	6,375
	Ameriprise Financial Inc.	14,546	6,351
	Prudential Financial Inc.	52,625	6,333
*	Coinbase Global Inc. Class A	24,842	5,612
	MSCI Inc.	11,126	5,509
*	Arch Capital Group Ltd.	51,889	5,325
	Discover Financial Services	36,079	4,425
	Hartford Financial Services Group Inc.	42,661	4,413
*	NU Holdings Ltd. Class A	337,761	4,013
	Willis Towers Watson plc	14,937	3,813
	T Rowe Price Group Inc.	31,931	3,762
	Fifth Third Bancorp	98,129	3,672
	M&T Bank Corp.	23,904	3,624
	Broadridge Financial Solutions Inc.	16,941	3,401
	Ares Management Corp. Class A	24,158	3,386
	Raymond James Financial Inc.	27,516	3,378
	State Street Corp.	43,635	3,298
	Nasdaq Inc.	53,265	3,144
*	Markel Group Inc.	1,903	3,124
	LPL Financial Holdings Inc.	10,857	3,107
	Brown & Brown Inc.	34,248	3,066
	Huntington Bancshares Inc.	207,241	2,885
	Principal Financial Group Inc.	34,464	2,827
	First Citizens BancShares Inc. Class A	1,574	2,673
	Cboe Global Markets Inc.	15,333	2,652
	Cincinnati Financial Corp.	22,137	2,603
	Regions Financial Corp.	133,188	2,577
	Northern Trust Corp.	29,286	2,467
	Everest Group Ltd.	6,140	2,400
	Citizens Financial Group Inc.	67,740	2,391
	W R Berkley Corp.	29,126	2,360
	FactSet Research Systems Inc.	5,577	2,255
	Loews Corp.	26,735	2,053
	Equitable Holdings Inc.	48,781	2,024
	Reinsurance Group of America Inc.	9,561	2,006
	KeyCorp	135,676	1,950
*	Robinhood Markets Inc. Class A	91,080	1,904
	Interactive Brokers Group Inc. Class A	15,082	1,896
	Fidelity National Financial Inc.	37,596	1,893
	Tradeweb Markets Inc. Class A	16,506	1,799
	RenaissanceRe Holdings Ltd.	7,414	1,689
	Ally Financial Inc.	38,774	1,511
	Unum Group	27,706	1,492
	East West Bancorp Inc.	20,088	1,490
	Annaly Capital Management Inc.	72,285	1,424
	American Financial Group Inc.	10,311	1,340
	Assurant Inc.	7,662	1,329
	Carlyle Group Inc.	30,905	1,328
	First Horizon Corp.	80,397	1,274
	Jefferies Financial Group Inc.	26,323	1,225
	Kinsale Capital Group Inc.	3,155	1,210
	Blue Owl Capital Inc.	66,284	1,192
	Old Republic International Corp.	35,950	1,143
	Stifel Financial Corp.	13,987	1,132
	Primerica Inc.	4,996	1,129
	Webster Financial Corp.	24,865	1,100
	Morningstar Inc.	3,754	1,082
	MarketAxess Holdings Inc.	5,377	1,070
	Voya Financial Inc.	13,886	1,053
	Evercore Inc. Class A	5,159	1,047

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Corebridge Financial Inc.	35,585	1,038
	Globe Life Inc.	12,323	1,020
	Franklin Resources Inc.	42,885	1,012
	Western Alliance Bancorp	15,846	999
	Houlihan Lokey Inc.	7,353	995
	SEI Investments Co.	14,620	990
	Comerica Inc.	19,286	988
	Commerce Bancshares Inc.	17,333	964
	AGNC Investment Corp.	100,190	961
*	SoFi Technologies Inc.	136,009	938
	Zions Bancorp NA	21,126	912
	Popular Inc.	10,240	911
	XP Inc. Class A	47,024	893
	Cullen/Frost Bankers Inc.	8,672	881
	Wintrust Financial Corp.	8,907	878
	Pinnacle Financial Partners Inc.	10,896	866
	RLI Corp.	5,882	859
	MGIC Investment Corp.	40,511	851
	Axis Capital Holdings Ltd.	11,408	843
	Synovus Financial Corp.	20,865	828
	Invesco Ltd.	52,482	825
	Starwood Property Trust Inc.	42,368	824
	First American Financial Corp.	14,430	802
	OneMain Holdings Inc.	16,186	795
	Prosperity Bancshares Inc.	12,567	783
	Affiliated Managers Group Inc.	4,786	778
	Rithm Capital Corp.	69,282	777
	Ryan Specialty Holdings Inc.	13,899	772
	Lincoln National Corp.	23,333	770
	FNB Corp.	52,056	717
	Hanover Insurance Group Inc.	5,175	683
	SLM Corp.	31,602	678
	Janus Henderson Group plc	19,815	664
	Lazard Inc.	16,211	652
	Bank OZK	15,394	645
	White Mountains Insurance Group Ltd.	355	641
	Assured Guaranty Ltd.	8,103	630
	Columbia Banking System Inc.	30,483	588
	Kemper Corp.	8,887	532
*	Credit Acceptance Corp.	889	436
	TPG Inc.	10,333	433
*	Brighthouse Financial Inc.	9,592	427
	First Hawaiian Inc.	18,127	369
	New York Community Bancorp Inc.	104,395	343
	BOK Financial Corp.	3,420	310
	Virtu Financial Inc. Class A	11,527	254
*	Rocket Cos. Inc. Class A	17,131	238
	CNA Financial Corp.	3,872	178
	UWM Holdings Corp.	14,976	110
	TFS Financial Corp.	7,077	93
			753,545
Health Care (11.4%)
	Eli Lilly & Co.	122,606	100,579
	UnitedHealth Group Inc.	134,665	66,709
	Johnson & Johnson	349,174	51,213
	Merck & Co. Inc.	368,049	46,205
	AbbVie Inc.	255,703	41,230
	Thermo Fisher Scientific Inc.	55,876	31,736
	Abbott Laboratories	250,813	25,631
	Danaher Corp.	95,314	24,477
	Amgen Inc.	77,368	23,663
	Pfizer Inc.	817,656	23,434
*	Intuitive Surgical Inc.	50,544	20,325
	Elevance Health Inc.	34,342	18,492
	Stryker Corp.	51,453	17,550
*	Vertex Pharmaceuticals Inc.	37,311	16,989
*	Boston Scientific Corp.	211,831	16,008
	Medtronic plc	192,267	15,645
*	Regeneron Pharmaceuticals Inc.	14,840	14,546

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Cigna Group	41,638	14,349
	Bristol-Myers Squibb Co.	295,242	12,131
	Gilead Sciences Inc.	181,341	11,655
	Zoetis Inc.	67,132	11,383
	HCA Healthcare Inc.	28,851	9,802
	Becton Dickinson & Co.	42,013	9,746
*	Edwards Lifesciences Corp.	87,319	7,587
*	Moderna Inc.	48,216	6,873
*	DexCom Inc.	56,091	6,662
	Humana Inc.	17,725	6,348
*	IDEXX Laboratories Inc.	11,939	5,933
*	IQVIA Holdings Inc.	26,360	5,775
*	Centene Corp.	77,350	5,537
	Agilent Technologies Inc.	42,341	5,522
	GE Healthcare Inc.	60,439	4,714
*	Biogen Inc.	20,739	4,665
	ResMed Inc.	20,922	4,317
*	ICON plc	11,746	3,815
*	Veeva Systems Inc. Class A	20,985	3,657
	West Pharmaceutical Services Inc.	10,761	3,566
	Cardinal Health Inc.	35,599	3,534
	Zimmer Biomet Holdings Inc.	30,291	3,488
	STERIS plc	14,264	3,179
*	Align Technology Inc.	11,025	2,836
*	Alnylam Pharmaceuticals Inc.	18,159	2,695
	Cooper Cos. Inc.	28,224	2,662
*	Molina Healthcare Inc.	8,424	2,650
	Baxter International Inc.	72,920	2,486
*	Hologic Inc.	33,460	2,469
	Labcorp Holdings Inc.	12,359	2,409
*	Illumina Inc.	22,991	2,398
*	Avantor Inc.	97,174	2,340
	Quest Diagnostics Inc.	16,119	2,288
*	BioMarin Pharmaceutical Inc.	27,323	2,051
	Revvity Inc.	18,063	1,974
*	Tenet Healthcare Corp.	14,524	1,964
*	Neurocrine Biosciences Inc.	13,991	1,895
	Viatris Inc.	174,512	1,850
*	Insulet Corp.	10,064	1,783
*	United Therapeutics Corp.	6,478	1,782
*,2	Shockwave Medical Inc.	5,293	1,773
	Bio-Techne Corp.	22,761	1,757
*	Natera Inc.	15,683	1,671
*	Sarepta Therapeutics Inc.	12,832	1,666
	Universal Health Services Inc. Class B	8,504	1,614
*	Incyte Corp.	26,969	1,559
*	Charles River Laboratories International Inc.	7,337	1,529
	Royalty Pharma plc Class A	54,189	1,485
	Teleflex Inc.	6,812	1,424
*	Catalent Inc.	25,735	1,384
*	Qiagen NV	31,755	1,374
*	Henry Schein Inc.	19,030	1,320
*	Medpace Holdings Inc.	3,412	1,318
*	Elanco Animal Health Inc. (XNYS)	71,906	1,271
	Encompass Health Corp.	14,455	1,249
*	Repligen Corp.	8,029	1,197
*	Solventum Corp.	20,176	1,197
*	Exact Sciences Corp.	25,886	1,177
	Chemed Corp.	2,094	1,161
*	Globus Medical Inc. Class A	17,248	1,158
*	DaVita Inc.	7,792	1,146
*	Penumbra Inc.	5,296	1,003
	Bruker Corp.	14,833	972
*	Exelixis Inc.	44,069	956
*	Jazz Pharmaceuticals plc	8,967	944
*	Acadia Healthcare Co. Inc.	13,144	905
	Dentsply Sirona Inc.	31,035	869
*	Bio-Rad Laboratories Inc. Class A	3,003	861
	Organon & Co.	37,477	799
*	Ionis Pharmaceuticals Inc.	20,928	786

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
*	Masimo Corp.	6,190	771
*	Inspire Medical Systems Inc.	4,240	673
*	Apellis Pharmaceuticals Inc.	14,627	574
	Perrigo Co. plc	19,798	545
*	Roivant Sciences Ltd.	51,188	530
*	Tandem Diabetes Care Inc.	9,090	466
*	Envista Holdings Corp.	23,990	464
*	Ultragenyx Pharmaceutical Inc.	11,442	459
*	Doximity Inc. Class A	15,960	443
*	Amedisys Inc.	4,568	416
*	Azenta Inc.	7,872	398
*	Enovis Corp.	7,525	378
*	Novocure Ltd.	15,398	339
*	QuidelOrtho Corp.	7,645	338
*	Fortrea Holdings Inc.	12,987	330
	Premier Inc. Class A	16,767	317
*	ICU Medical Inc.	2,860	304
*	Integra LifeSciences Holdings Corp.	9,787	302
*	10X Genomics Inc. Class A	13,456	302
*	Certara Inc.	17,256	292
*	R1 RCM Inc.	21,814	281
*	Teladoc Health Inc.	24,345	274
*	agilon health Inc.	42,625	269
*	Sotera Health Co.	18,034	202
*	Maravai LifeSciences Holdings Inc. Class A	15,071	131
*,1	Ginkgo Bioworks Holdings Inc.	233,309	123
			794,648
Industrials (12.4%)
	Visa Inc. Class A	231,257	63,008
	Mastercard Inc. Class A	120,362	53,810
	General Electric Co.	157,011	25,929
	Accenture plc Class A	91,492	25,827
	Caterpillar Inc.	73,861	25,003
	RTX Corp.	208,364	22,464
	Union Pacific Corp.	88,309	20,560
	American Express Co.	84,017	20,164
	Honeywell International Inc.	96,243	19,459
	Eaton Corp. plc	57,626	19,181
	Lockheed Martin Corp.	31,236	14,692
	Automatic Data Processing Inc.	59,909	14,673
	United Parcel Service Inc. Class B (XNYS)	104,629	14,536
*	Boeing Co.	81,798	14,528
	Deere & Co.	37,278	13,970
*	Fiserv Inc.	86,449	12,947
	Trane Technologies plc	32,943	10,787
	General Dynamics Corp.	35,409	10,615
	Illinois Tool Works Inc.	43,387	10,532
	Sherwin-Williams Co.	34,487	10,477
	TransDigm Group Inc.	7,684	10,321
*	PayPal Holdings Inc.	156,391	9,851
	Parker-Hannifin Corp.	18,526	9,847
	CSX Corp.	285,232	9,627
	Emerson Electric Co.	82,829	9,290
	Northrop Grumman Corp.	20,516	9,248
	FedEx Corp.	33,641	8,543
	Cintas Corp.	12,572	8,523
	PACCAR Inc.	74,336	7,991
	3M Co.	79,742	7,985
	Carrier Global Corp.	120,806	7,634
	Capital One Financial Corp.	55,031	7,574
	Norfolk Southern Corp.	32,946	7,406
	Johnson Controls International plc	98,613	7,091
*	GE Vernova Inc.	39,334	6,919
	United Rentals Inc.	9,809	6,566
	Fidelity National Information Services Inc.	85,738	6,506
	L3Harris Technologies Inc.	27,412	6,163
	Ferguson plc	29,601	6,090
	Otis Worldwide Corp.	59,801	5,932
	WW Grainger Inc.	6,400	5,897

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Quanta Services Inc.	20,805	5,741
	AMETEK Inc.	33,343	5,654
	Paychex Inc.	46,625	5,602
	Cummins Inc.	19,729	5,558
	Ingersoll Rand Inc. (XYNS)	58,645	5,457
	Verisk Analytics Inc.	20,648	5,219
*	Block Inc. (XNYS)	79,950	5,123
	DuPont de Nemours Inc.	62,288	5,118
	Martin Marietta Materials Inc.	8,933	5,110
	Old Dominion Freight Line Inc.	28,566	5,006
	Vulcan Materials Co.	19,181	4,906
	Xylem Inc.	34,201	4,823
	Howmet Aerospace Inc.	54,970	4,653
*	Fair Isaac Corp.	3,514	4,533
	PPG Industries Inc.	33,610	4,417
	Westinghouse Air Brake Technologies Corp.	25,704	4,350
*	Mettler-Toledo International Inc.	3,097	4,348
	Rockwell Automation Inc.	16,620	4,280
	Equifax Inc.	17,650	4,084
	Global Payments Inc.	37,240	3,793
	Fortive Corp.	50,888	3,788
	Dover Corp.	20,170	3,708
*	Keysight Technologies Inc.	25,212	3,491
	Veralto Corp.	31,972	3,152
	Ball Corp.	44,688	3,103
	Hubbell Inc.	7,781	3,026
	Carlisle Cos. Inc.	6,968	2,915
*	Axon Enterprise Inc.	10,134	2,854
	Booz Allen Hamilton Holding Corp.	18,662	2,841
*	Builders FirstSource Inc.	17,666	2,840
*	Corpay Inc.	10,174	2,723
*	Teledyne Technologies Inc.	6,787	2,694
	EMCOR Group Inc.	6,744	2,621
*	Waters Corp.	8,364	2,584
	Synchrony Financial	58,778	2,574
	Expeditors International of Washington Inc.	21,050	2,545
	Jacobs Solutions Inc.	18,143	2,528
	Textron Inc.	28,220	2,472
	Packaging Corp. of America	12,905	2,368
	Lennox International Inc.	4,659	2,342
*	Zebra Technologies Corp. Class A	7,407	2,313
	Watsco Inc.	4,866	2,311
	Owens Corning	12,742	2,307
	IDEX Corp.	10,877	2,269
	Masco Corp.	31,853	2,227
	Amcor plc	210,343	2,139
	RPM International Inc.	18,546	2,079
	Snap-on Inc.	7,580	2,068
	HEICO Corp. Class A	11,733	2,061
	TransUnion	27,988	2,013
*	Trimble Inc.	35,408	1,972
	Westrock Co.	36,515	1,959
	Pentair plc	23,739	1,932
	JB Hunt Transport Services Inc.	11,997	1,929
	nVent Electric plc	23,687	1,928
	Stanley Black & Decker Inc.	21,986	1,917
	Graco Inc.	23,712	1,915
*	TopBuild Corp.	4,557	1,905
	Nordson Corp.	8,098	1,901
*	XPO Inc.	16,459	1,761
	Jack Henry & Associates Inc.	10,586	1,743
	AECOM	19,587	1,711
	Advanced Drainage Systems Inc.	9,681	1,680
	Woodward Inc.	8,659	1,615
	Tetra Tech Inc.	7,682	1,609
	ITT Inc.	11,959	1,589
	Lincoln Electric Holdings Inc.	8,087	1,588
*	Saia Inc.	3,877	1,588
	Curtiss-Wright Corp.	5,515	1,560
	Allegion plc	12,692	1,546

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	CNH Industrial NV	141,526	1,494
	A O Smith Corp.	17,631	1,475
	Regal Rexnord Corp.	9,692	1,449
*	Core & Main Inc. Class A	24,983	1,438
	Huntington Ingalls Industries Inc.	5,673	1,436
	HEICO Corp.	6,462	1,433
	CH Robinson Worldwide Inc.	16,431	1,419
	AptarGroup Inc.	9,568	1,413
*	Trex Co. Inc.	15,699	1,358
	Fortune Brands Innovations Inc.	18,549	1,300
	Donaldson Co. Inc.	17,461	1,287
*	Generac Holdings Inc.	8,660	1,275
	Crown Holdings Inc.	15,120	1,273
	Graphic Packaging Holding Co.	44,605	1,263
	BWX Technologies Inc.	13,368	1,232
	MKS Instruments Inc.	9,723	1,231
	Toro Co.	15,265	1,224
*	WEX Inc.	6,260	1,173
	Acuity Brands Inc.	4,496	1,167
	WESCO International Inc.	6,485	1,164
*	Axalta Coating Systems Ltd.	32,431	1,154
	Cognex Corp.	25,327	1,153
	Eagle Materials Inc.	4,743	1,102
	Knight-Swift Transportation Holdings Inc.	22,804	1,100
	Oshkosh Corp.	9,523	1,083
*	WillScot Mobile Mini Holdings Corp.	26,873	1,060
*	Kirby Corp.	8,437	1,048
*	FTI Consulting Inc.	4,876	1,047
	Crane Co.	7,003	1,044
*	MasTec Inc.	9,130	1,025
*	Middleby Corp.	7,818	1,008
	Berry Global Group Inc.	16,580	993
	Allison Transmission Holdings Inc.	13,038	988
*	AZEK Co. Inc.	20,604	988
	AGCO Corp.	9,187	986
	Robert Half Inc.	15,037	966
*	Affirm Holdings Inc.	32,780	959
	Flowserve Corp.	19,253	957
	Landstar System Inc.	5,231	952
*	Mohawk Industries Inc.	7,764	947
	MSA Safety Inc.	5,234	942
	Vontier Corp.	22,829	913
	Littelfuse Inc.	3,549	911
	Sensata Technologies Holding plc	21,829	902
	Sonoco Products Co.	14,306	878
*	Paylocity Holding Corp.	6,152	875
	Louisiana-Pacific Corp.	9,454	867
*	GXO Logistics Inc.	17,131	860
	Genpact Ltd.	25,743	851
	Esab Corp.	8,128	836
	Sealed Air Corp.	20,734	806
	Brunswick Corp.	9,673	798
*	Bill Holdings Inc.	14,855	773
	Ryder System Inc.	6,355	772
	Valmont Industries Inc.	2,994	753
	MDU Resources Group Inc.	29,538	746
	Armstrong World Industries Inc.	6,337	734
	Air Lease Corp.	15,231	726
*	Euronet Worldwide Inc.	6,196	722
	Western Union Co.	52,871	677
	MSC Industrial Direct Co. Inc. Class A	6,826	586
	Silgan Holdings Inc.	11,891	562
*	Shift4 Payments Inc. Class A	7,772	523
*	Spirit AeroSystems Holdings Inc. Class A	16,968	514
	ManpowerGroup Inc.	6,785	506
*	Gates Industrial Corp. plc	27,156	473
	Crane NXT Co.	7,144	452
*	Hayward Holdings Inc.	19,797	287
*	NCR Atleos Corp.	9,485	264
*	Mercury Systems Inc.	7,815	242

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	ADT Inc.	33,941	241
	Vestis Corp.	17,029	210
	Schneider National Inc. Class B	7,454	168
	Ardagh Metal Packaging SA	21,745	86
*	Ardagh Group SA	2,011	18
			868,783
Real Estate (2.4%)
	Prologis Inc.	133,294	14,728
	American Tower Corp.	67,319	13,177
	Equinix Inc.	13,475	10,281
	Welltower Inc.	80,120	8,306
	Simon Property Group Inc.	47,045	7,118
	Digital Realty Trust Inc.	45,345	6,590
	Crown Castle Inc.	62,715	6,428
	Realty Income Corp.	120,681	6,403
	Public Storage	22,712	6,219
*	CoStar Group Inc.	58,607	4,581
	Extra Space Storage Inc.	30,234	4,377
	VICI Properties Inc.	149,402	4,289
	AvalonBay Communities Inc.	20,467	3,944
*	CBRE Group Inc. Class A	43,946	3,870
	Equity Residential	54,230	3,527
	Iron Mountain Inc.	42,023	3,391
	Weyerhaeuser Co.	104,812	3,148
	Invitation Homes Inc.	88,785	3,089
	SBA Communications Corp.	15,497	3,048
	Alexandria Real Estate Equities Inc.	25,115	2,989
	Ventas Inc.	58,046	2,917
	Essex Property Trust Inc.	9,200	2,390
	Mid-America Apartment Communities Inc.	16,841	2,252
	Sun Communities Inc.	17,665	2,084
	Healthpeak Properties Inc.	102,905	2,048
	Kimco Realty Corp.	95,592	1,851
	UDR Inc.	47,095	1,819
	Host Hotels & Resorts Inc.	101,204	1,816
	WP Carey Inc.	31,323	1,767
	American Homes 4 Rent Class A	48,571	1,750
	Gaming and Leisure Properties Inc.	37,129	1,667
	Equity LifeStyle Properties Inc.	25,896	1,625
	Regency Centers Corp.	26,436	1,623
	Camden Property Trust	14,869	1,526
	Lamar Advertising Co. Class A	12,570	1,485
	Rexford Industrial Realty Inc.	30,609	1,388
	CubeSmart	32,657	1,382
*	Jones Lang LaSalle Inc.	6,840	1,382
	Boston Properties Inc.	22,734	1,379
	Federal Realty Investment Trust	11,850	1,196
	Omega Healthcare Investors Inc.	35,533	1,149
	NNN REIT Inc.	26,464	1,105
	EastGroup Properties Inc.	6,639	1,097
	Americold Realty Trust Inc.	40,863	1,090
	Brixmor Property Group Inc.	43,857	987
	STAG Industrial Inc.	26,458	928
	First Industrial Realty Trust Inc.	19,291	909
	Healthcare Realty Trust Inc.	55,689	904
*	Zillow Group Inc. Class C	21,683	888
	Agree Realty Corp.	14,372	873
	Apartment Income REIT Corp.	20,941	811
	Rayonier Inc.	21,569	648
	Vornado Realty Trust	25,920	636
	Kilroy Realty Corp.	16,829	564
	Cousins Properties Inc.	22,122	512
[1]	Medical Properties Trust Inc.	87,408	469
	Park Hotels & Resorts Inc.	28,046	445
	EPR Properties	10,821	444
	National Storage Affiliates Trust	10,641	389
	Highwoods Properties Inc.	14,689	381
*	Zillow Group Inc. Class A	8,805	354
*	Howard Hughes Holdings Inc.	4,777	317

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	NET Lease Office Properties	2,073	49
			170,799
Technology (34.1%)
	Microsoft Corp.	1,078,345	447,653
	Apple Inc.	2,113,017	406,228
	NVIDIA Corp.	344,256	377,418
	Meta Platforms Inc. Class A	320,447	149,594
*	Alphabet Inc. Class A	860,372	148,414
*	Alphabet Inc. Class C	727,817	126,611
	Broadcom Inc.	62,460	82,981
*	Advanced Micro Devices Inc.	232,136	38,743
	QUALCOMM Inc.	161,640	32,983
	Salesforce Inc.	135,564	31,782
*	Adobe Inc.	65,384	29,080
	Oracle Corp.	223,502	26,192
	Applied Materials Inc.	121,040	26,033
	Texas Instruments Inc.	131,548	25,653
	Intuit Inc.	39,568	22,809
	International Business Machines Corp.	131,618	21,960
	Micron Technology Inc.	158,272	19,784
*	ServiceNow Inc.	29,474	19,362
	Intel Corp.	611,040	18,851
	Lam Research Corp.	19,054	17,767
	Analog Devices Inc.	72,110	16,909
	KLA Corp.	19,579	14,871
*	Palo Alto Networks Inc.	44,182	13,030
*	Synopsys Inc.	21,968	12,320
	Amphenol Corp. Class A	84,568	11,194
*	Cadence Design Systems Inc.	39,094	11,193
*	Crowdstrike Holdings Inc. Class A	30,969	9,714
	Marvell Technology Inc.	123,941	8,528
	Roper Technologies Inc.	15,284	8,143
	Microchip Technology Inc.	77,024	7,489
*	Autodesk Inc.	31,172	6,284
*	Snowflake Inc. Class A	45,590	6,208
*	Workday Inc. Class A	29,100	6,153
*	Palantir Technologies Inc. Class A	279,230	6,054
*	Fortinet Inc.	93,313	5,535
*	DoorDash Inc. Class A	44,953	4,950
	Monolithic Power Systems Inc.	6,658	4,898
	Vertiv Holdings Co. Class A	49,786	4,883
	Cognizant Technology Solutions Corp. Class A	72,746	4,812
*	Gartner Inc.	10,958	4,599
	HP Inc.	124,865	4,558
*	ON Semiconductor Corp.	62,108	4,536
*	Datadog Inc. Class A	40,396	4,451
	CDW Corp.	19,535	4,368
*	HubSpot Inc.	6,720	4,106
	Corning Inc.	109,381	4,076
*	ANSYS Inc.	12,499	3,968
	NetApp Inc.	29,879	3,598
*	Western Digital Corp.	46,675	3,514
*	Atlassian Corp. Class A	22,350	3,506
*	Pinterest Inc. Class A	84,451	3,504
	Hewlett Packard Enterprise Co.	187,968	3,318
	Teradyne Inc.	22,365	3,152
*	PTC Inc.	16,651	2,935
	Leidos Holdings Inc.	19,676	2,893
*	Tyler Technologies Inc.	6,007	2,886
*	Cloudflare Inc. Class A	42,578	2,882
*	GoDaddy Inc. Class A	20,420	2,851
	Entegris Inc.	21,552	2,723
*	Pure Storage Inc. Class A	41,789	2,519
*	AppLovin Corp. Class A	28,964	2,360
*	MongoDB Inc.	9,809	2,316
*	Zoom Video Communications Inc. Class A	37,332	2,290
*	VeriSign Inc.	12,743	2,221
*	Zscaler Inc.	12,895	2,192
	Jabil Inc.	18,163	2,160

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Skyworks Solutions Inc.	23,091	2,140
*	Akamai Technologies Inc.	21,764	2,007
	Gen Digital Inc. (XNGS)	80,254	1,993
*	Okta Inc.	22,277	1,976
	SS&C Technologies Holdings Inc.	31,762	1,971
*	Nutanix Inc. Class A	35,369	1,956
*	Manhattan Associates Inc.	8,858	1,945
*	Dynatrace Inc.	37,323	1,707
*	DocuSign Inc.	29,289	1,603
*	Lattice Semiconductor Corp.	19,701	1,463
*	F5 Inc.	8,650	1,462
*	EPAM Systems Inc.	8,110	1,443
	Bentley Systems Inc. Class B	28,217	1,418
*	Twilio Inc. Class A	24,593	1,412
*	Qorvo Inc.	13,985	1,376
*	CACI International Inc. Class A	3,210	1,363
*	Guidewire Software Inc.	11,825	1,347
	Amdocs Ltd.	16,584	1,310
	KBR Inc.	19,449	1,277
*	Toast Inc. Class A	52,665	1,276
	TD SYNNEX Corp.	9,748	1,275
*	Elastic NV	11,612	1,208
*	Match Group Inc.	39,396	1,207
	Universal Display Corp.	6,757	1,187
	Paycom Software Inc.	7,517	1,092
*	Coherent Corp.	18,910	1,079
*	Dayforce Inc.	21,582	1,067
*	Arrow Electronics Inc.	7,705	1,012
	Science Applications International Corp.	7,408	997
*	Globant SA	6,025	971
*	Cirrus Logic Inc.	7,772	891
*	Kyndryl Holdings Inc.	32,815	873
*	Dropbox Inc. Class A	37,316	841
*	Aspen Technology Inc.	3,988	840
*	Procore Technologies Inc.	11,607	779
*	Unity Software Inc.	42,422	775
	Avnet Inc.	13,317	727
*	Confluent Inc. Class A	27,542	715
*	Smartsheet Inc. Class A	18,397	681
*	UiPath Inc. Class A	55,116	676
	Dolby Laboratories Inc. Class A	8,262	669
*,1	GLOBALFOUNDRIES Inc.	13,522	663
*	CCC Intelligent Solutions Holdings Inc.	54,461	609
*	Gitlab Inc. Class A	12,888	608
*	SentinelOne Inc. Class A	34,256	577
*	IAC Inc.	10,860	541
*	ZoomInfo Technologies Inc.	43,820	538
*	Five9 Inc.	10,446	488
*	HashiCorp Inc. Class A	14,469	486
*	Wolfspeed Inc.	18,178	467
*	Teradata Corp.	14,231	464
*	DXC Technology Co.	27,461	427
*	RingCentral Inc. Class A	12,419	425
*	Clarivate plc	69,559	396
	Concentrix Corp.	6,452	396
	Dun & Bradstreet Holdings Inc.	39,595	380
*	IPG Photonics Corp.	4,277	371
*	DoubleVerify Holdings Inc.	20,050	365
	Pegasystems Inc.	5,951	342
*	Allegro MicroSystems Inc.	10,859	327
*	nCino Inc.	10,230	312
*	NCR Voyix Corp.	18,971	250
*	Informatica Inc. Class A	5,936	171
*	Paycor HCM Inc.	9,404	116
*	Maplebear Inc.	3,035	92
			2,383,366
Telecommunications (2.0%)
	Cisco Systems Inc.	587,719	27,329
	Verizon Communications Inc.	609,596	25,085

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Comcast Corp. Class A	570,687	22,845
	AT&T Inc.	1,036,971	18,894
	T-Mobile US Inc.	70,866	12,399
*	Arista Networks Inc.	36,264	10,794
	Motorola Solutions Inc.	23,963	8,744
*	Charter Communications Inc. Class A	14,507	4,165
	Juniper Networks Inc.	46,024	1,642
*	Roku Inc.	18,066	1,037
*	Ciena Corp.	20,849	1,004
*	Frontier Communications Parent Inc.	35,463	945
*	Liberty Broadband Corp. Class C	17,102	925
	Iridium Communications Inc.	17,768	535
*	Lumentum Holdings Inc.	9,754	424
	Cable One Inc.	815	314
*	ViaSat Inc.	16,688	282
*	Liberty Broadband Corp. Class A	2,356	128
	Ubiquiti Inc.	621	89
*,2	GCI Liberty Inc.	11,885	—
			137,580
Utilities (2.7%)
	NextEra Energy Inc.	297,257	23,787
	Southern Co.	157,781	12,645
	Waste Management Inc.	58,885	12,409
	Duke Energy Corp.	111,941	11,594
	Constellation Energy Corp.	46,520	10,106
	Sempra	91,357	7,037
	American Electric Power Co. Inc.	76,370	6,892
	Dominion Energy Inc.	121,201	6,535
	Republic Services Inc.	29,818	5,522
	PG&E Corp.	294,970	5,469
	Public Service Enterprise Group Inc.	72,038	5,458
	Exelon Corp.	143,775	5,399
	Vistra Corp.	51,171	5,070
	Consolidated Edison Inc.	50,130	4,740
	Xcel Energy Inc.	79,432	4,405
	Edison International	54,557	4,193
	WEC Energy Group Inc.	45,878	3,718
	American Water Works Co. Inc.	28,333	3,705
	DTE Energy Co.	29,962	3,491
	Entergy Corp.	30,583	3,440
	FirstEnergy Corp.	78,682	3,168
	PPL Corp.	106,626	3,127
	Eversource Energy	49,931	2,957
	CenterPoint Energy Inc.	91,022	2,777
	Ameren Corp.	37,785	2,772
	CMS Energy Corp.	42,463	2,672
	NRG Energy Inc.	32,544	2,636
	Atmos Energy Corp.	21,720	2,518
	AES Corp.	96,767	2,089
	Alliant Energy Corp.	36,669	1,888
	Evergy Inc.	32,528	1,778
	NiSource Inc.	58,441	1,698
*	Clean Harbors Inc.	7,259	1,572
	Essential Utilities Inc.	35,929	1,356
	Pinnacle West Capital Corp.	16,578	1,307
	OGE Energy Corp.	29,256	1,062
	UGI Corp.	30,757	783
	National Fuel Gas Co.	13,008	744
	IDACORP Inc.	7,398	706
*	Stericycle Inc.	13,205	681
[1]	Brookfield Renewable Corp. Class A	19,729	622
*	Sunrun Inc.	30,107	435
	Clearway Energy Inc. Class C	13,884	389
	Avangrid Inc.	10,007	360
	Hawaiian Electric Industries Inc.	16,139	177

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	2,550	66
			185,955
Total Common Stocks (Cost $4,507,927)			6,974,944
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.397% (Cost $11,765)	117,673	11,766
Total Investments (100.1%) (Cost $4,519,692)			6,986,710
Other Assets and Liabilities—Net (-0.1%)			(8,205)
Net Assets (100%)			6,978,505
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,941,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,083,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	18	4,766	(7)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Russell 1000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,973,153	18	1,773	6,974,944
Temporary Cash Investments	11,766	—	—	11,766
Total	6,984,919	18	1,773	6,986,710
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7	—	—	7
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.